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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President / Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      October 15, 2008
     -----------------      ----------------      ------------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors,LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $108,944 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
September 30, 2008


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----

AT&T Inc.                        COM    00206R102     3603      129037  SH            Sole              129037
Alcoa Inc                        COM    013817101     1106       48970  SH            Sole               48970
Allstate Corp.                   COM    020002101     3283       71175  SH            Sole               71175
AmEagleOutfittersInc             COM    02553E106      699       45860  SH            Sole               45860
American Intl Group              COM    026874107      226       67997  SH            Sole               67997
AnnalyCapMgmtIncREIT             COM    035710409     3237      240700  SH            Sole              240700
ArcherDanielsMidland             COM    039483102     1996       91120  SH            Sole               91120
Arkansas Best Corp               COM    040790107     1760       52250  SH            Sole               52250
Bank of America Corp.            COM    060505104     3862      110333  SH            Sole              110333
Best Buy Company Inc             COM    086516101     1576       42020  SH            Sole               42020
Black Box Corporation            COM    091826107     2563       74230  SH            Sole               74230
Boeing Company                   COM    097023105     2280       39755  SH            Sole               39755
Carlisle Companies Inc           COM    142339100     2310       77080  SH            Sole               77080
Caterpillar Inc                  COM    149123101      999       16760  SH            Sole               16760
Consolidated Edison, Inc         COM    209115104     2583       60115  SH            Sole               60115
Cullen Frost Bankers             COM    229899109     5435       90576  SH            Sole               90576
DiamondrockHspCoREIT             COM    252784301      263       28860  SH            Sole               28860
Disney (Walt) Company            COM    254687106     1085       35360  SH            Sole               35360
Dover Corporation                COM    260003108     3323       81945  SH            Sole               81945
Dow Chemical Co                  COM    260543103     1892       59520  SH            Sole               59520
Emcore Corporation               COM    290846104      247       50000  SH            Sole               50000
Ener Conv Devices Inc            COM    292659109     3307       56766  SH            Sole               56766
Ensco International              COM    26874Q100     1116       19373  SH            Sole               19373
Enzo Biochem Inc.                COM    294100102      604       55001  SH            Sole               55001
Exxon Mobil Corp.                COM    30231G102      212        2725  SH            Sole                2725
Gannett Company Inc              COM    364730101     2861      169200  SH            Sole              169200
Genworth Financial Inc           COM    37247D106      696       80880  SH            Sole               80880
Granite Construction Inc         COM    387328107      815       22750  SH            Sole               22750
Home Depot Inc                   COM    437076102     1928       74480  SH            Sole               74480
IBM Corporation                  COM    459200101     2678       22900  SH            Sole               22900
JC Penney Co Inc                 COM    708160106     3523      105660  SH            Sole              105660
Johnson & Johnson                COM    478160104     1450       20925  SH            Sole               20925
Lincoln National Corp.           COM    534187109      929       21692  SH            Sole               21692
Marsh & McLennan                 COM    571748102     4731      148965  SH            Sole              148965
PPG Industries Inc               COM    693506107     3028       51925  SH            Sole               51925
Sara Lee Corporation             COM    803111103      667       52840  SH            Sole               52840
Southern Union Co                COM    844030106     2186      105850  SH            Sole              105850
Staples Inc                      COM    855030102      821       36490  SH            Sole               36490
Technitrol Inc                   COM    878555101     3348      226380  SH            Sole              226380
Verizon Comm. Inc.               COM    92343V104     1974       61525  SH            Sole               61525
Vulcan Materials Co              COM    929160109     3541       47530  SH            Sole               47530
Wyeth                            COM    983024100     2428       65740  SH            Sole               65740
Barclays Plc ADR                        06738E204     2177       88125  SH            Sole               88125
Canon Inc ADR                           138006309      681       18052  SH            Sole               18052
Ingersoll-Rand Co                       G4776G101     3229      103605  SH            Sole              103605
Nippon Telgrph&Telphn                   654624105     4507      200200  SH            Sole              200200
Nissan Motor Co Ltd                     654744408     1924      141605  SH            Sole              141605
Nokia Corporation                       654902204     3970      212875  SH            Sole              212875
RenaissanceRe HlgLtd                    G7496G103     1653       31780  SH            Sole               31780
Teva PhrmaInd Ltd ADR                   881624209      905       19770  SH            Sole               19770
XL Capital Ltd.                         G98255105     1594       88872  SH            Sole               88872
Alliance Worldwide Privatizati          01879X103      269    19580.25  SH            Sole            19580.25
MrgnStnly AsiaPacific Fd                61744U106      495       37000  SH            Sole               37000
MrgnStnly India Invstmnt Fd             61745C105      368       18500  SH            Sole               18500

REPORT SUMMARY                    54  DATA RECORDS    108944             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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